Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Prospectus Date	rr_ProspectusDate	Nov. 25, 2015
Supplement [Text Block]	pipi002_SupplementTextBlock

The Prudential Investment Portfolios, Inc.

Prudential Moderate Allocation Fund

Supplement dated June 10, 2016 to the
Currently Effective Prospectus and Summary Prospectus of the fund named above (the Fund)

Effective as of June 30, 2016, the Standard & Poor’s Developed Property Net Index will be replaced by the FTSE EPRA/NAREIT Developed Real Estate Net Index as a constituent benchmark in the Fund’s Moderate Customized Blend Index.

To reflect this change, in the section of the Fund’s Summary Prospectus and Prospectus entitled “Investments, Risks and Performance, the Index returns is deleted and replaced with the following new table:

Index % (reflects no deduction for fees, expenses or taxes)
	One Year	Five Years	Ten Years
Moderate Customized Blend Index	7.00	9.46	N/A
Russell 1000 Index	13.24	15.64	7.96
S&P 500 Index	13.66	15.44	7.67

PRUDENTIAL MODERATE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi002_SupplementTextBlock

The Prudential Investment Portfolios, Inc.

Prudential Moderate Allocation Fund

Supplement dated June 10, 2016 to the
Currently Effective Prospectus and Summary Prospectus of the fund named above (the Fund)

Effective as of June 30, 2016, the Standard & Poor’s Developed Property Net Index will be replaced by the FTSE EPRA/NAREIT Developed Real Estate Net Index as a constituent benchmark in the Fund’s Moderate Customized Blend Index.

To reflect this change, in the section of the Fund’s Summary Prospectus and Prospectus entitled “Investments, Risks and Performance, the Index returns is deleted and replaced with the following new table:

Index % (reflects no deduction for fees, expenses or taxes)
	One Year	Five Years	Ten Years
Moderate Customized Blend Index	7.00	9.46	N/A
Russell 1000 Index	13.24	15.64	7.96
S&P 500 Index	13.66	15.44	7.67

PRUDENTIAL MODERATE ALLOCATION FUND | Moderate Customized Blend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.00%
Five Years	rr_AverageAnnualReturnYear05	9.46%
Ten Years	rr_AverageAnnualReturnYear10
PRUDENTIAL MODERATE ALLOCATION FUND | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.24%
Five Years	rr_AverageAnnualReturnYear05	15.64%
Ten Years	rr_AverageAnnualReturnYear10	7.96%
PRUDENTIAL MODERATE ALLOCATION FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.66%
Five Years	rr_AverageAnnualReturnYear05	15.44%
Ten Years	rr_AverageAnnualReturnYear10	7.67%